Income Tax Note: Summary of Operating Loss Carryforwards (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Summary of Operating Loss Carryforwards
2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256